FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured on the Company's consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition

As of June 30, 2013
Fair Value Measurements at Reporting Date Using
Quoted Prices
	Total Fair	in Active	Significant
	Value and	Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
	Value on the	Assets	Inputs	Inputs
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	1,933	—	1,933	—
Cross currency forward exchange contracts -recorded as derivative liabilities	—	—	—	—
	$1,933	$—	$1,933	$—

	As of December 31, 2012
	Fair Value Measurements at Reporting Date Using
		Quoted Prices
	Total Fair	in Active	Significant
	Value and	Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
	Value on the	Assets	Inputs	Inputs
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	660	—	660	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(975)	—	(975)	—
	$(315)	$—	$(315)	$—